Non-Current Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Investments [Line Items]
Listed investments	$ 3.2	[1]	$ 36.2	[1]
Unlisted investments	4.3		1.3
Investments held by environmental trust funds	23.9	[2]	165.3	[2]
Equity investees	237.5		254.4
Other investments			0.8	[3]
Non-current investments	$ 268.9		$ 458.0

[1]	Listed investments mainly consist of: December 31, 2013 December 31, 2012 Number of shares Market value, $ per share Number of shares Market value, $ per share Northam Platinum - - 7,820,169 4.55 Radius Gold Incorporated 3,625,124 0.09 3,625,124 0.22 Gran Columbia Gold Corporation 63,410 0.78 1,585,274 0.36 Sibanye Gold 856,330 1.12 - - Orsu Metals Corp. 26,134,919 0.05 1,134,919 0.10 Clancy Exploration Ltd. 17,764,783 0.01 3,479,069 0.03 Details of the listed investments are as follows: December 31, 2013 December 31, 2012 Fair value 3.2 36.2 Less: Cost 3.4 24.8 Net unrealized (loss)/gain (0.2) 11.4 The net (loss)/gain comprises: Gross unrealized gains 0.2 11.7 Gross unrealized losses (0.4) (0.3) (0.2) 11.4 The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months: 3 4 Realized gain reclassified from equity on disposal of listed investments ($ million) 7.4 14.7 Investments acquired during fiscal 2013 comprised mainly Clancy Exploration Limited and some unlisted investments (fiscal year ended December 31, 2012: Cascadero Copper Corporation and Atacama Pacific Gold Corporation). Investments disposed during fiscal 2013 comprised mainly Northam Platinum Limited and Timpetra Resources Limited (fiscal year ended December 31, 2012: Evolution Mining Limited, GoldQuest Mining Corporation and Atacama Pacific Gold Corporation). As a result of the disposal of investments, a realized gain on disposal of listed investments before tax of $7.4 million (2012: $14.7 million and 2011: $12.8 million) was reclassified out of accumulated other comprehensive income to net income and is included in profit on disposal of listed investments in the consolidated statement of operations.
[2]	The environmental trust funds are irrevocable trusts under the Group's control. The monies in the trusts are invested primarily in interest bearing term deposits and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group's South African and Ghanaian mines. While the asset is under the Group's control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 17, "Provision for Environmental Rehabilitation".
[3]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2013 December 31, 2012 December 31, 2013 December 31, 2012 Far South East Exploration 40.0 40.0 * * Rusoro Mining Limited Gold mining 26.4 26.4 3.3 6.3 Rand Refinery Limited Refining of gold bullion and by-products 2.8 34.9 * * Bezant Resources Plc 1 Exploration 21.6 - 5.1 - Timpetra Resource Limited 2 Resource exploration 1.8 21.8 0.1 1.0 * - Not readily determinable (1) Gold Fields purchased a 21.6% shareholding in Bezant for $7.5 million in January 2013. (2) During 2013, 13.7 million shares out of the 15 million previously held were disposed of and due to the decrease in shareholding, Timpetra Resources Limited is no longer equity accounted. The remaining investment was reclassified to listed investments. Carrying amount December 31, 2013 December 31, 2012 Far South East 230.0 230.0 Rusoro Mining Limited - - Rand Refinery Limited - 23.7 Bezant Resources Plc 7.5 - Timpetra Resource Limited - 0.7 Total 237.5 254.4